RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

17. RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant statutory laws and regulations in mainland China permit payments of dividends by the Group’s subsidiaries in mainland China only out of their retained earnings, if any, as determined in accordance with accounting standards and regulations in mainland China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries in mainland China.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their Articles of Association, the Company’s wholly foreign-owned enterprises, being foreign invested enterprise established in mainland China, are required to allocate at least 10% of their after-tax profit determined based on accounting standards and regulations in mainland China to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the staff welfare and bonus fund are at the discretion of the Company’s wholly foreign-owned enterprises. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

In accordance with the PRC Company Laws, the VIE and VIE’s subsidiaries in mainland China must make appropriations from their annual after-tax profits as reported in their statutory accounts to non-distributable reserve funds, namely statutory reserve and discretionary surplus reserve. The VIE and VIE’s subsidiaries are required to allocate at least 10% of their after-tax profits to the statutory reserve until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus reserve is at the discretion of the VIE and VIE’s subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. As of December 31, 2022 and 2023, the Group’s subsidiaries, the VIE and VIE’s subsidiaries in mainland China had appropriated RMB7,967 thousand and RMB8,164 thousand (US$1,150 thousand) to their reserves.

Furthermore, registered share capital and capital reserve accounts of the Company’s subsidiaries, the VIE and VIE’s subsidiaries in mainland China are also restricted from distribution. As a result, the restrictions amounted to approximately RMB281,738 thousand (US$39,682 thousand), or 29.41% of the Company’s total consolidated net assets as of December 31, 2023.

Cash transfers from the Company’s subsidiaries in mainland China to its subsidiaries outside of mainland China are subject to mainland China government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries, the VIE and VIE’s subsidiaries in mainland China to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.